UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY



                  Investment Company Act file number: 811-21317
                                                      ---------

                              PMFM Investment Trust
                              ---------------------
               (Exact name of registrant as specified in charter)


            1061 Cliff Dawson Road, Watkinsville, Georgia 30677-1976
            --------------------------------------------------------
              (Address of principal executive offices)    (Zip code)


                                Julian G. Winters
116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


        Registrant's telephone number, including area code: 252-972-9922
                                                            ------------

                         Date of fiscal year end: May 31
                                                  ------

                   Date of reporting period: February 28, 2006
                                             -----------------

ITEM 1.  SCHEDULE OF INVESTMENTS

PMFM Tactical Preservation Portfolio Trust

Schedule of Investments
(Unaudited)

As of February 28, 2006

------------------------------------------------------------------------------------------------------------------------------------
                                                     Market Value
                                        Shares         (Note 1)
------------------------------------------------------------------   ---------------------------------------------------------------

EXCHANGE TRADED FUNDS - 35.16%                                       Summary of Investments by Industry
                                                                                                         % of Net
   iShares MSCI EAFE                                                 Industry                             Assets           Value
      Index Fund                        28,980      $  1,808,932     --------------------------------------------------------------
   MidCap SPDR Trust Series 1           26,070         3,684,212     Exchange Traded Funds                35.16%      $  5,493,144
                                                    ------------     Investment Company                   57.85%         9,037,934
                                                                     Private Investment Company            6.49%         1,013,363
                                                                     --------------------------------------------------------------
Total Exchange Traded Funds                                          Total                                99.50%      $ 15,544,441
      (Cost $5,100,428)                                5,493,144
                                                    ------------

INVESTMENT COMPANY - 57.85%
   Merrimac Cash Series Fund
      (Cost $9,037,934)             9,037,934          9,037,934
                                                    ------------

PRIVATE INVESTMENT COMPANY - 6.49%
(B)Pamlico Short Term Income Fund
      (Cost $1,013,363)             1,013,363          1,013,363
                                                    ------------

Total Investments (Cost $15,151,725) - 99.50%       $ 15,544,441
Other Assets less Liabilities - 0.50%                     77,798
                                                    ------------

Net Assets - 100.00%                                $ 15,622,239
                                                    ============

(B)  Restricted  security  - A  restricted  security  cannot  be resold to the general  public  without  prior  registration under the Securities Act of 1933. Restricted securities are valued  according to the guidelines and procedures  adopted
     by  the  Board  of  Trustees.   The  Fund  currently  holds
     1,013,363  shares of Pamlico  Short Term  Income  Fund at a cost of  $1,013,363.  The sale of this  investment has been restricted  and has  been  valued  in  accordance  with the guidelines adopted by the Board of Trustees. The total fair value of this security at February 28, 2006 is  $1,013,363, which  represents  6.49%  of  net  assets.  See  Note 2 for
     additional    information    about   restricted    security
     transactions.


Aggregate cost for financial reporting and federal income tax purposes is the same. Unrealized appreciation/(depreciation) of investments for federal income tax purposes is as follows:


Aggregate gross unrealized appreciation             $    392,716
Aggregate gross unrealized depreciation                        -
                                                    ------------
Net unrealized appreciation                         $    392,716
                                                    ============
                                                                                                                        (Continued)

PMFM Tactical Preservation Portfolio Trust

Schedule of Investments
(Unaudited)

As of February 28, 2006
--------------------------------------------------------------------------------

Note 1 - Investment Valuation             normal pricing procedures.  Open-ended
The Fund's investments in securities investment companies are valued at net are carried at value. Securities asset value. Instruments with
listed on an  exchange  or quoted on a    maturities  of 60  days  or  less  are
national  market  system are valued at    valued  at   amortized   cost,   which
the last  sales  price as of 4:00 p.m.    approximates market value.
Eastern Time. Securities traded in the
NASDAQ   over-the-counter  market  are    Note   2   -    Restricted    Security
generally   valued   at   the   NASDAQ    Transactions
Official Closing Price. Other Restricted securities held by the Fund securities traded in the may not be sold unless registered over-the-counter market and listed pursuant to an effective registration securities for which no sale was statement filed under the Securities reported on that date are valued at Act of 1933, as amended (the the most recent bid price. Securities "Securities Act") or offered pursuant and assets for which representative to an exemption from, or in a market quotations are not readily transaction not subject to, the available (e.g., if the exchange on registration requirements of the which the portfolio security is Securities Act. The risk of investing principally traded closes early or if in such securities is generally trading of the particular portfolio greater than the risk of investing in security is halted during the day and the securities of publicly traded does not resume prior to the Fund's companies. Lack of a secondary market net asset value calculation) or which and resale restrictions may result in cannot be accurately valued using the the inability of the Fund to sell a Fund's normal pricing procedures are security at a fair price and may valued at fair value as determined in substantially delay the sale of the
good faith under policies  approved by    security   it  seeks   to   sell.   In
the Trustees.  A portfolio  security's    addition,  restricted  securities  may
"fair value" price may differ from the exhibit greater price volatility than price next available for that securities for which secondary markets
portfolio  security  using the  Fund's    exist.

PMFM Managed Portfolio Trust

Schedule of Investments
(Unaudited)

As of February 28, 2006

------------------------------------------------------------------------------------------------------------------------------------
                                                     Market Value
                                        Shares         (Note 1)
------------------------------------------------------------------   ---------------------------------------------------------------

EXCHANGE TRADED FUNDS - 45.39%                                       Summary of Investments by Industry
                                                                                                        % of Net
   DIAMOND Trust Series I               63,640      $  6,996,581     Industry                            Assets           Value
   Industrial Select Sector                                          --------------------------------------------------------------
      SPDR Fund                        108,683         3,531,111     Exchange Traded Funds               45.39%        $ 31,669,483
   iShares Russell 2000                                              Investment Company                  49.09%          34,252,420
      Index Fund                        97,300         7,062,034     Private Investment Company           5.51%           3,840,494
   iShares Russell Midcap Value                                      --------------------------------------------------------------
      Index Fund                        26,994         3,535,404     Total                               99.99%        $ 69,762,397
   SPDR Trust Series 1                  82,230        10,544,353
                                                    ------------

Total Exchange Traded Funds
      (Cost $31,839,175)                              31,669,483
                                                    ------------

INVESTMENT COMPANY - 49.09%
   Merrimac Cash Series Fund
      (Cost $34,252,420)            34,252,420        34,252,420
                                                    ------------

PRIVATE INVESTMENT COMPANY - 5.51%
(B)Pamlico Short Term Income Fund
      (Cost $3,840,494)              3,840,494         3,840,494
                                                    ------------

Total Investments (Cost $69,932,089) - 99.99%       $ 69,762,397
Other Assets Less Liabilities                              8,551
                                                    ------------

Net Assets - 100.00%                                $ 69,770,948
                                                    ============

Aggregate cost for financial reporting and federal income tax purposes is the same. Unrealized appreciation/(depreciation) of investments for financial reporting and federal income tax purposes is as follows:


Aggregate gross unrealized appreciation             $          -
Aggregate gross unrealized depreciation             $   (169,692)
                                                    ------------

Net unrealized depreciation                         $   (169,692)
                                                    ============

(B)  Restricted  security  - A  restricted  security  cannot  be resold to the general  public  without  prior  registration under the Securities Act of 1933. Restricted securities are valued  according to the guidelines and procedures  adopted
     by  the  Board  of  Trustees.   The  Fund  currently  holds
     3,840,494  shares of Pamlico  Short Term  Income  Fund at a cost of  $3,840,494.  The sale of this  investment has been restricted  and has  been  valued  in  accordance  with the guidelines adopted by the Board of Trustees. The total fair value of this security at February 28, 2006 is  $3,840,494, which  represents  5.51%  of  net  assets.  See  Note 2 for
     additional    information    about   restricted    security
     transactions.

                                                                                                                         (Continued)

PMFM Managed Portfolio Trust

Schedule of Investments
(Unaudited)

As of February 28, 2006
--------------------------------------------------------------------------------

Note 1 - Investment Valuation             normal pricing procedures.  Open-ended
The Fund's investments in securities investment companies are valued at net are carried at value. Securities asset value. Instruments with
listed on an  exchange  or quoted on a    maturities  of 60  days  or  less  are
national  market  system are valued at    valued  at   amortized   cost,   which
the last  sales  price as of 4:00 p.m.    approximates market value.
Eastern Time. Securities traded in the
NASDAQ   over-the-counter  market  are    Note   2   -    Restricted    Security
generally   valued   at   the   NASDAQ    Transactions
Official Closing Price. Other Restricted securities held by the Fund securities traded in the may not be sold unless registered over-the-counter market and listed pursuant to an effective registration securities for which no sale was statement filed under the Securities reported on that date are valued at Act of 1933, as amended (the the most recent bid price. Securities "Securities Act") or offered pursuant and assets for which representative to an exemption from, or in a market quotations are not readily transaction not subject to, the available (e.g., if the exchange on registration requirements of the which the portfolio security is Securities Act. The risk of investing principally traded closes early or if in such securities is generally trading of the particular portfolio greater than the risk of investing in security is halted during the day and the securities of publicly traded does not resume prior to the Fund's companies. Lack of a secondary market net asset value calculation) or which and resale restrictions may result in cannot be accurately valued using the the inability of the Fund to sell a Fund's normal pricing procedures are security at a fair price and may valued at fair value as determined in substantially delay the sale of the
good faith under policies  approved by    security   it  seeks   to   sell.   In
the Trustees.  A portfolio  security's    addition,  restricted  securities  may
"fair value" price may differ from the exhibit greater price volatility than price next available for that securities for which secondary markets
portfolio  security  using the  Fund's    exist.

PMFM Core Advantage Portfolio Trust

Schedule of Investments
(Unaudited)

As of February 28, 2006

------------------------------------------------------------------------------------------------------------------------------------
                                                     Market Value
                                        Shares         (Note 1)
------------------------------------------------------------------   ---------------------------------------------------------------

EXCHANGE TRADED FUNDS - 70.39%                                       Summary of Investments by Industry
                                                                                                          % of Net
   iShares MSCI EAFE Index                                           Industry                              Assets          Value
      Fund                              10,995      $    686,308     --------------------------------------------------------------
   iShares Russell 2000 Index                                        Exchange Traded Funds                  70.39%     $  7,782,538
      Fund                              20,165         1,463,575     Investment Company                     27.20%        3,006,751
   iShares Russell Midcap Growth                                     Private Investment Company              3.05%          337,127
      Index Fund                        11,260         1,107,196     --------------------------------------------------------------
   Materials Select Sector                                           Total                                 100.64%     $ 11,126,416
      SPDR Fund                         35,050         1,088,653
   Midcap SPDR Trust Series 1           10,559         1,492,198
      SPDR Trust Series 1               15,165         1,944,608     (B) Restricted  security  - A  restricted  security  cannot be
                                                    ------------         resold to the general  public  without prior  registration under the  Securities Act of 1933.  Restricted  securities
Total Exchange Traded Funds                                              are valued  according  to the  guidelines  and  procedures
   (Cost $7,351,628)                                   7,782,538         adopted by the Board of Trustees. The Fund currently holds
                                                    ------------         337,127 shares of Pamlico Enhanced Cash Trust at a cost of
                                                                         $337,127.  The sale of this investment has been restricted
INVESTMENT COMPANY - 27.20%                                              and has been  valued  in  accordance  with the  guidelines
   Merrimac Cash Series Fund                                             adopted by the Board of Trustees.  The total fair value of
   (Cost $3,006,751)                 3,006,751         3,006,751         this  security at February  28,  2006 is  $337,127,  which
                                                    ------------         represents 3.05% of net assets.  See Note 2 for additional information about restricted security transactions.
PRIVATE INVESTMENT COMPANY - 3.05%
(B)Pamlico Short Term Income Fund
   (Cost $337,127)                     337,127           337,127
                                                    ------------

Total Investments (Cost $10,695,506) - 100.64%      $ 11,126,416
Liabilities in Excess of Other Assets - (0.64)%          (71,078)
                                                    ------------

Net Assets - 100.00%                                $ 11,055,338
                                                    ============


Aggregate cost for financial reporting and federal income tax purposes is the same. Unrealized appreciation/(depreciation) of investments for financial reporting and federal income tax purposes is as follows:


Aggregate gross unrealized appreciation             $    460,436
Aggregate gross unrealized depreciation             $    (29,526)
                                                    ------------

Net unrealized appreciation                         $    430,910
                                                    ============

                                                                                                                         (Continued)

PMFM Core Advantage Portfolio Trust

Schedule of Investments
(Unaudited)

As of February 28, 2006
--------------------------------------------------------------------------------

Note 1 - Investment Valuation             normal pricing procedures.  Open-ended
The Fund's investments in securities investment companies are valued at net are carried at value. Securities asset value. Instruments with
listed on an  exchange  or quoted on a    maturities  of 60  days  or  less  are
national  market  system are valued at    valued  at   amortized   cost,   which
the last  sales  price as of 4:00 p.m.    approximates market value.
Eastern Time. Securities traded in the
NASDAQ   over-the-counter  market  are    Note   2   -    Restricted    Security
generally   valued   at   the   NASDAQ    Transactions
Official Closing Price. Other Restricted securities held by the Fund securities traded in the may not be sold unless registered over-the-counter market and listed pursuant to an effective registration securities for which no sale was statement filed under the Securities reported on that date are valued at Act of 1933, as amended (the the most recent bid price. Securities "Securities Act") or offered pursuant and assets for which representative to an exemption from, or in a market quotations are not readily transaction not subject to, the available (e.g., if the exchange on registration requirements of the which the portfolio security is Securities Act. The risk of investing principally traded closes early or if in such securities is generally trading of the particular portfolio greater than the risk of investing in security is halted during the day and the securities of publicly traded does not resume prior to the Fund's companies. Lack of a secondary market net asset value calculation) or which and resale restrictions may result in cannot be accurately valued using the the inability of the Fund to sell a Fund's normal pricing procedures are security at a fair price and may valued at fair value as determined in substantially delay the sale of the
good faith under policies  approved by    security   it  seeks   to   sell.   In
the Trustees.  A portfolio  security's    addition,  restricted  securities  may
"fair value" price may differ from the exhibit greater price volatility than price next available for that securities for which secondary markets
portfolio  security  using the  Fund's    exist.

PMFM Tactical Opportunities Portfolio Trust

Schedule of Investments
(Unaudited)

As of February 28, 2006

------------------------------------------------------------------------------------------------------------------------------------
                                                     Market Value
                                        Shares         (Note 1)
------------------------------------------------------------------   ---------------------------------------------------------------

EXCHANGE TRADED FUNDS - 69.61%                                       Aggregate  cost for financial  reporting and federal income tax
   iShares Russell 2000                                              purposes is the same. Unrealized appreciation/(depreciation) of
      Index Fund                        58,250      $  4,227,785     investments  for  financial  reporting  and federal  income tax
   Nasdaq 100 Index Tracking                                         purposes is as follows:
      Stock                             47,830         1,965,813
   Vanguard Mid-Cap                                                  Aggregate gross unrealized appreciation            $    924,309
      VIPERs                            30,000         2,027,100     Aggregate gross unrealized depreciation            $          -
                                                    ------------                                                        ------------

Total Exchange Traded Funds                                          Net unrealized appreciation                        $    924,309
   (Cost $7,307,591)                                   8,220,698                                                        ============
                                                    ------------

INVESTMENT COMPANY - 8.28%                                           Summary of Investments by Industry
   Merrimac Cash Series Fund                                                                          % of Net
   (Cost $978,157)                     978,157           978,157     Industry                          Assets              Value
                                                    ------------     ---------------------------------------------------------------
                                                                     Exchange Traded Funds                    69.61%    $  8,220,698
PRIVATE INVESTMENT COMPANY - 0.93%                                   Investment Company                        8.28%         978,157
(B)Pamlico Short Term Income Fund                                    Private Investment Company                0.93%         109,674
   (Cost $109,674)                     109,674           109,674     ---------------------------------------------------------------
                                                    ------------     Total                                    78.82%    $  9,308,529

Total Investments (Cost $8,395,422) - 78.82%        $  9,308,529
Other Assets Less Liabilities - 21.18%                 2,501,679                                                         Cumulative
                                                    ------------                                                        Appreciation
                                                                     FUTURES - SHORT - (Note 2)          Contracts     (Depreciation
Net Assets - 100.00%                                $ 11,810,208     ---------------------------------------------------------------
                                                    ============
                                                                     *  Nasdaq 100 E-Mini Future,
                                                                        expires March 2006,
*    Non-income producing investment.                                   principal amount $1,980,065,
(B)  Restricted  security  - A  restricted  security  cannot  be        value $1,974,730                   (59)         $      5,335
     resold to the general  public  without  prior  registration
     under the Securities Act of 1933. Restricted securities are     *  Russell Mini Future,
     valued  according to the guidelines and procedures  adopted        expires March 2006,
     by the Board of Trustees.  The Fund currently holds 109,674        principal amount $4,239,892,
     shares  of  Pamlico  Short  Term  Income  Fund at a cost of        value $4,236,320                   (58)                3,572
     $109,674.  The sale of this  investment has been restricted
     and has been  valued  in  accordance  with  the  guidelines     *  S&P  MID  400  E-Mini  Future,
     adopted by the Board of  Trustees.  The total fair value of        expires  March  2006,
     this  security at  February  28,  2006 is  $109,674,  which        principal  amount $2,013,394,
     represents  0.93% of net assets.  See Note 2 for additional        value $2,011,100                   (26)                2,294
     information about restricted security transactions.                                                                ------------

                                                                     Total Cumulative Appreciation                      $     11,201
                                                                                                                        ------------

                                                                                                                         (Continued)

PMFM Tactical Opportunities Portfolio Trust

Schedule of Investments
(Unaudited)

As of February 28, 2006
--------------------------------------------------------------------------------

Note 1 - Investment Valuation             addition,  restricted  securities  may
The Fund's investments in securities exhibit greater price volatility than are carried at value. Securities securities for which secondary markets
listed on an  exchange  or quoted on a    exist.
national  market  system are valued at
the last  sales  price as of 4:00 p.m.
Eastern Time. Securities traded in the    Note 3 - Future Contracts
NASDAQ over-the-counter market are The PMFM Tactical Opportunities Fund generally valued at the NASDAQ may invest in futures contracts for
Official Closing Price. Other the purpose of hedging their existing securities traded in the securities or securities it intends to over-the-counter market and listed purchase against fluctuations in fair securities for which no sale was value caused by changes in prevailing
reported  on that  date are  valued at    markets.   A  futures  contract  is  a
the most recent bid price. Securities bilateral agreement to buy or sell a and assets for which representative security (or deliver a cash settlement market quotations are not readily price, in the case of a contract available (e.g., if the exchange on relating to an index or otherwise not which the portfolio security is calling for physical delivery at the principally traded closes early or if end of trading in the contracts) for a trading of the particular portfolio set price in the future. The Fund, security is halted during the day and upon entering into a futures contract does not resume prior to the Fund's (and to maintain the Fund's open net asset value calculation) or which position in the futures contract), is cannot be accurately valued using the required to deposit with the custodian Fund's normal pricing procedures are in a segregated account in the name of valued at fair value as determined in the futures broker an amount of cash, good faith under policies approved by U.S. Government securities, suitable the Trustees. A portfolio security's money market instruments, or liquid, "fair value" price may differ from the high-grade debt securities, known as price next available for that "initial margin." Subsequent payments, portfolio security using the Fund's known as "variation margin," are made normal pricing procedures. Open-ended to and from the futures broker on a investment companies are valued at net daily basis as the price of the asset value. Instruments with underlying assets fluctuates. The Fund
maturities  of 60  days  or  less  are    recognizes an unrealized  gain or loss
valued  at   amortized   cost,   which    on  a  daily   basis   equal   to  the
approximates market value.                variation   margin.   When  a  futures
                                          contract    is   closed,    the   Fund
Note   2   -    Restricted    Security    recognizes  a  realized  gain  or loss
Transactions                              equal to the  difference  between  the
Restricted securities held by the Fund value of the contract at the time it may not be sold unless registered was opened and the value at the time pursuant to an effective registration it was closed. Futures contracts can statement filed under the Securities be volatile instruments and involve
Act of 1933, as amended (the certain risks. If futures contracts "Securities Act") or offered pursuant are entered into at an inappropriate to an exemption from, or in a time, or market movements are judged transaction not subject to, the incorrectly, then the Fund may realize registration requirements of the a loss. Futures contracts also involve Securities Act. The risk of investing the risk of an imperfect correlation in such securities is generally between the value of the futures greater than the risk of investing in contracts and the underlying assets, the securities of publicly traded as well as the risk that the companies. Lack of a secondary market investment may not be liquid. The PMFM and resale restrictions may result in Tactical Opportunities Fund held (143) the inability of the Fund to sell a futures contracts with a variation security at a fair price and may margin of ($119,519), and $283,500 substantially delay the sale of the held as collateral for the futures
security   it  seeks   to   sell.   In    contracts.

ITEM 2.  CONTROLS AND PROCEDURES

(a) The Principal Executive Officer and the Principal Financial Officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing of this report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3.  EXHIBITS

Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith as Exhibit A.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


PMFM Investment Trust


By: (Signature and Title)           /s/ Timothy A. Chapman
                                    __________________________________
                                    Timothy A. Chapman
                                    President and Principal Executive Officer

Date: April 13, 2006





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.




By: (Signature and Title)           /s/ Timothy A. Chapman
                                    __________________________________
                                    Timothy A. Chapman
                                    President and Principal Executive Officer
                                    PMFM Investment Trust

Date: April 13, 2006




By: (Signature and Title)           /s/ Donald L. Beasley
                                    __________________________________
                                    Donald L. Beasley
                                    Trustee, Chairman, Treasurer and
                                    Principal Financial Officer
                                    PMFM Investment Trust

Date: April 13, 2006